INVENTORIES - Schedule of changes in the adjustment to net realisable value (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Inventories [Line Items]
Balance at 1 January	[1]	$ 21,157	$ 16,223
Balance at 31 December		27,310	21,157	[1]
Adjustment for net realisable value
Inventories [Line Items]
Balance at 1 January		(646)	(931)
Addition to impairment		(2,342)	(1,450)
Release of impairment		20	1,192
Usage of impairment		407	606
Currency translation		113	(63)
Balance at 31 December		$ (2,448)	$ (646)

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.